Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Share-based Payment Expense
The amounts recognised in the income statement in respect of share-based payments were as follows:

			2022		2021		2020
	Notes	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m	Equity- settled £m	Cash- settled £m
LTIP - PSP & RSP	28(a)	38	1	30	—	36	—
DSBS	28(b)	36	3	39	2	44	3
Other schemes		7	—	7	—	8	—
Total recognised in the income statement	3	81	4	76	2	88	3

Summary of Share-based Payment Liability	The Group has recorded liabilities in respect of vested and unvested grants at the end of 2022 and 2021:

		2022		2021
	Vested £m*	Unvested £m	Vested £m	Unvested £m
LTIP - PSP & RSP	(0.3)	1.9	0.1	1.1
DSBS	0.5	6.6	0.1	6.4
Total liability	0.2	8.5	0.2	7.5
Note:
* The reduction in the liabilities for vested LTIPs was due to shares being exercised at prices lower than the share price at date of grant.
Details of the movements for the equity- and cash-settled LTIP scheme during the years ended 31 December 2022 and 31 December 2021, were as follows:

		2022		2021
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	9,891	243	10,000	274
Granted during the period	2,927	58	3,440	81
Exercised during the period	(1,606)	(58)	(1,639)	(48)
Forfeited during the period	(2,252)	(47)	(1,910)	(64)
Outstanding at end of year	8,960	196	9,891	243
Exercisable at end of year	661	40	611	29
Details of the movements for the equity- and cash-settled DSBS scheme during the years ended 31 December 2022 and 31 December 2021, were as follows:

		2022		2021
	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands	Equity-settled Number of options in thousands	Cash-settled Number of options in thousands
Outstanding at start of year	4,141	223	4,141	200
Granted during the period	1,616	85	1,562	179
Exercised during the period	(1,609)	(159)	(1,497)	(142)
Forfeited during the period	(133)	(8)	(65)	(14)
Outstanding at end of year	4,015	141	4,141	223
Exercisable at end of year	1	14	—	1

Summary of Valuation Assumptions Used to Determine Fair Value of Share Options
Assumptions used in the Black-Scholes models to determine the fair value of share options at grant date were as follows:

		2022		2021
	LTIP – PSP & RSP	DSBS	LTIP – PSP & RSP	DSBS
Expected volatility (%)	27.0	27.0	27.0	27.0
Average expected term to exercise (years)	3.0	3.0	3.0	3.0
Risk-free rate (%)	1.4	1.4	0.2	0.2
Expected dividend yield (%)	6.8	6.8	7.7	7.7
Share price at date of grant (£)	32.18	32.18	27.94	27.94
Fair value at grant date (£)*	27.46 / 26.28	26.28	19.87/22.20	22.20
Fair value at grant date (£)* - Management Board	24.80 / 26.28	26.28	17.35/22.20	22.20
Note:
*    Where two figures have been quoted for the Long-Term Incentive Plan, the numbers relate to PSP and RSP awards, respectively.

Summary of Valuation Assumptions Used in Monte-Carlo Models
Market condition features were incorporated into the Monte-Carlo models for the total shareholder return elements of the LTIP - PSP, in determining fair value at grant date. Assumptions used in these models were as follows:

	2022 LTIP - PSP	2021 LTIP - PSP
Average share price volatility FMCG comparator group (%)	23	23
Average correlation FMCG comparator group (%)	31	29